Leases (Rent Expense Detail) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Leases [Abstract]
Straight-lined minimum rent	$ 90,574	$ 88,773	$ 88,194
Contingent rent	4,737	3,637	3,752
Other	9,817	9,296	9,344
Total rent expense	$ 105,128	$ 101,706	$ 101,290